UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   JUNE 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NEWPORT PACIFIC MANAGEMENT,INC.
Address:     580 CALIFORNIA STREET, #1960
             SAN FRANCISCO, CA 94104

Form 13F File Number: 28-10087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jean Loewenberg
Title:  Secretary
Phone:  617.772.3737

Signature, Place, and Date of Signing:



Jean Loewenberg                   BOSTON, MA                   August 14, 2002
- ----------------------     ---------------------------   --------------------
   (Signature)                   (City, State)                      Date



Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

File Numbers will be assigned to Institutional Investment Managers after they file their first report.

List of Other Managers Reporting for this Manager:

        FORM 13F FILE NUMBER            NAME

        28-417                          Colonial Management Associates, Inc.
        28-01823                        Stein Roe & Farnham Incorporated.


Name and 13f file number of ALL Institutional Investment Managers with respect to which this Schedule is filed (other than the one filing this report).
(List in alphabetical order.)

List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         90
Form 13F Information Table Value Total ($000):  $26,878


List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F REPORT
Item 1                     Item 2    Item 3    Item 4    Item 5     Item 6         Item 7            Item 8

                                                         Shares or
Name of Issuer             Class    Number     Value     Amount     Discretion     Managers(a)Sole   (b)Shared (c)None
TIFFANY & CO               COM      886547108      98.56    2,800   Defined        1,2                           2,800
AFLAC INC                  COM      001055102     201.60    6,300   Defined        1,2                           6,300
AOL TIME WARNER            COM      00184A105     101.50    6,900   Defined        1,2                           6,900
AEGON N.V.-AMER            COM      007924103     551.12   27,082   Defined        1,2       27,082
ALCOA INC                  COM      013817101     228.74    6,900   Defined        1,2                           6,900
ALLIANZ ADR                COM      018805101     122.98    6,180   Defined        1,2        6,180
AMERICA MOVIL              COM      02364W105      41.54    3,100   Defined        1,2        3,100
ASTRAZENECA ADR            COM      046353108      86.10    2,100   Defined        1,2        2,100
ASUSTEK GDR                COM      04648R209      82.60   28,000   Defined        1,2       28,000
AVENTIS ADR                COM      053561106     140.86    2,000   Defined        1,2        2,000
BP AMOCO ADR               COM      055622104     204.08    4,042   Defined        1,2        4,042
BAXTER INTERNAT            COM      071813109     177.80    4,000   Defined        1,2                           4,000
BEA SYSTEMS INC            COM      073325102      53.26    5,600   Defined        1,2                           5,600
BELLSOUTH CORP             COM      079860102      69.30    2,200   Defined        1,2                           2,200
BLOCK H & R INC            COM      093671105     359.97    7,800   Defined        1,2                           7,800
CALPINE CORPORA            COM      131347106      49.91    7,100   Defined        1,2                           7,100
CANON INC ADR              COM      138006309     272.38    7,200   Defined        1,2        7,200
CEDAR FAIR                 COM      150185106      87.91    3,700   Defined        1,2                           3,700
CISCO SYSTEMS I            COM      17275R102     118.58    8,500   Defined        1,2                           8,500
CITIGROUP INC              COM      172967101     348.75    9,000   Defined        1,2                           9,000
DELL COMPUTER C            COM      247025109      88.88    3,400   Defined        1,2        3,400
DIAGEO PLC-ADR             COM      25243Q205     273.75    5,300   Defined        1,2                           5,300
THE WALT DISNEY            COM      254687106     128.52    6,800   Defined        1,2                           6,800
DORCHESTER HUGO            COM      258205202     134.90   10,000   Defined        1,2                          10,000
DUKE ENERGY COR            COM      264399106      90.19    2,900   Defined        1,2                           2,900
EBAY INC                   COM      278642103     123.24    2,000   Defined        1,2                           2,000
ECHOSTAR COMM-A            COM      278762109      42.69    2,300   Defined        1,2                           2,300
EMBRAER AIRCRAF            COM      29081M102      21.98    1,027   Defined        1,2        1,027
FISERV INC                 COM      337738108      80.76    2,200   Defined        1,2                           2,200
FOMENTO ECONOMI            COM      344419106     164.72    4,200   Defined        1,2        4,200
GAP INC                    COM      364760108     120.70    8,500   Defined        1,2                           8,500
GENENTECH INC              COM      368710406     150.75    4,500   Defined        1,2                           4,500
GENERAL ELECTRI            COM      369604103     229.50    7,900   Defined        1,2                           7,900
GENTEX CORP                COM      371901109     126.36    4,600   Defined        1,2                           4,600
GLAXOSMITHKLINE            COM      37733W105   1,705.71   39,539   Defined        1,2       39,539
GOLDMAN SACHS G            COM      38141G104     256.73    3,500   Defined        1,2                           3,500
HDFC BANK ADR              COM      40415F101      99.33    7,700   Defined        1,2        7,700
HEINEKEN ADR               COM      423012202     234.53    5,300   Defined        1,2        5,300
HISPANIC BRODCA            COM      43357B104     253.17    9,700   Defined        1,2                           9,700
HON HAI GDR                COM      438090201     277.16   33,800   Defined        1,2       33,800
HONDA MOTOR-ADR            COM      438128308      82.84    4,000   Defined        1,2        4,000
HOUSEHOLD INTER            COM      441815107     283.29    5,700   Defined        1,2                           5,700
INTUIT INC                 COM      461202103     263.52    5,300   Defined        1,2                           5,300
JOHNSON & JOHNS            COM      478160104     412.85    7,900   Defined        1,2                           7,900
KT CORP-SP ADR             COM      48268K101   5,418.22  250,264   Defined        1,2      250,264
KINDER MORGAN I            COM      49455P101     281.35    7,400   Defined        1,2                           7,400
KOHLS CORP                 COM      500255104     119.14    1,700   Defined        1,2                           1,700
KOOKMIN ADR                COM      50049M109     130.25    2,650   Defined        1,2        2,650
LIBERTY MEDIA C            COM      530718105     190.00   19,000   Defined        1,2                          19,000
LILLY (ELI) & C            COM      532457108     157.92    2,800   Defined        1,2                           2,800
MBNA CORP                  COM      55262L100     185.19    5,600   Defined        1,2                           5,600
MATAV RT-SPONSO            COM      559776109     131.20    8,200   Defined        1,2        8,200
MATTEL INC                 COM      577081102     383.66   18,200   Defined        1,2                          18,200
MAXIM INTEGRATE            COM      57772K101     164.82    4,300   Defined        1,2                           4,300
MCDONALD'S CORP            COM      580135101     273.12    9,600   Defined        1,2                           9,600
MICROSOFT CORP             COM      594918104     388.37    7,100   Defined        1,2                           7,100
MINERALS TECHNO            COM      603158106     167.69    3,400   Defined        1,2                           3,400
MOBILE TELESYST            COM      607409109      30.29    1,000   Defined        1,2        1,000
NOVARTIS ADR               COM      62942M201     129.36    5,250   Defined        1,2        5,250
NETWORK APPLIAN            COM      64120L104      83.35    6,700   Defined        1,2                           6,700
NOKIA CORP -SPO            COM      654902204     857.94   59,250   Defined        1,2       59,250
NOVARTIS ADR               COM      66987V109     175.32    4,000   Defined        1,2        4,000
PAYCHEX INC                COM      704326107     131.42    4,200   Defined        1,2                           4,200
PROVIDIAN FINAN            COM      74406A102      67.03   11,400   Defined        1,2                          11,400
RATIONAL SOFTWA            COM      75409P202      70.61    8,600   Defined        1,2                           8,600
SK TELECOM CO L            COM      78440P108   2,735.58  110,350   Defined        1,2      110,350
SLM CORP                   COM      78442P106      87.21      900   Defined        1,2                             900
SAFEWAY INC                COM      786514208     288.98    9,900   Defined        1,2                           9,900
SAP ADR                    COM      803054204     109.31    4,500   Defined        1,2        4,500
SCHERING ADR               COM      806585204     165.10    2,600   Defined        1,2        2,600
SERONO ADR                 COM      81752M101      81.50    5,000   Defined        1,2        5,000
SEVEN-ELEV ADR             COM      817828205     163.80    4,200   Defined        1,2        4,200
SOUTHTRUST CORP            COM      844730101      52.24    2,000   Defined        1,2                           2,000
SOUTHWEST AIRLI            COM      844741108     100.19    6,200   Defined        1,2                           6,200
TAIWAN SEMICOND            COM      874039100   1,734.06  133,389   Defined        1,2      133,389
TELEFONOS DE ME            COM      879403780     176.44    5,500   Defined        1,2        5,500
TEVA PHARMACEUT            COM      881624209     287.15    4,300   Defined        1,2        4,300
TEXAS REGIONAL             COM      882673106     228.20    4,600   Defined        1,2                           4,600
UNILEVER ADR               COM      904767704     186.25    5,100   Defined        1,2        5,100
VERITAS SOFTWAR            COM      923436109      51.45    2,600   Defined        1,2                           2,600
VIACOM INC-CL A            COM      925524100     204.52    4,600   Defined        1,2                           4,600
VINA CONCHA Y T            COM      927191106      52.96    1,600   Defined        1,2        1,600
VODAFONE GROUP             COM      92857W100     138.41   10,140   Defined        1,2       10,140
VULCAN MATERIAL            COM      929160109     118.26    2,700   Defined        1,2                           2,700
WAL-MART STORES            COM      931142103     121.02    2,200   Defined        1,2                           2,200
WALGREEN CO                COM      931422109     436.52   11,300   Defined        1,2                          11,300
WELLS FARGO & C            COM      949746101     310.37    6,200   Defined        1,2                           6,200
WYETH                      COM      983024100     291.84    5,700   Defined        1,2                           5,700
GLOBAL SANTA FE            COM      KYG3930E1     155.90    5,700   Defined        1,2                           5,700
CHECK POINT SOF            COM      IL00108241     21.70    1,600   Defined        1,2        1,600
